Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 90.3%
U.S. Treasury Bill, 3.64%, 4/30/2026
(a)
(Cost $13,959,270) .......................................................... $ 14,000,000 $ 13,959,122
Shares
Money Market Funds – 9.7%
DWS Government Money Market Series Institutional, 3.60%
(b)
(Cost $1,492,447) ........................................................... 1,492,447 1,492,447
Total Investments – 100.0%
(Cost $15,451,717) .......................................................................... $ 15,451,569
Other Assets in Excess of Liabilities – 0.0%
†
........................................................ 7,636
Net Assets – 100.0% .......................................................................... $ 15,459,205
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 90.3%
Money Market Funds ............................................................................. 9.7%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%
†
Net Assets ..................................................................................... 100.0%